Investment in an Associate (Details) - Schedule of Investments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Investment in an Associate [Abstract]
Beginning balance	$ 254
Cost of acquisition		257
Share of results of an associate	(27)	(3)
Ending balance	$ 227	$ 254